Income Taxes - Schedule of Reconciliation of Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory U.S. federal rate	21.00%	21.00%
State income tax, net of federal benefit	7.00%	7.00%
Meals & entertainment	0.10%	(0.10%)
Valuation allowance	(27.90%)	(27.90%)
Provision for income taxes	0.00%	0.00%